                           LETTER FROM THE PRESIDENT

Dear Shareholder:

     Following is Colonial North Carolina Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and North Carolina personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade North Carolina municipal bonds.


FUND PERFORMANCE (2/1/95 - 7/31/95)

                                     CLASS A      CLASS B
INCEPTION                            9/1/93       9/1/93
---------------------------------------------------------
Distributions declared
per share                            $0.197        $0.171
---------------------------------------------------------
SEC yield on 7/31/95                  5.46%         4.99%
---------------------------------------------------------
Taxable-equivalent yield
on 7/31/95, based on the
maximum offering price                9.80%         8.96%
---------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)          6.55%         6.16%
---------------------------------------------------------
Net asset value per share
on 7/31/95                           $6.92         $6.92
---------------------------------------------------------


----------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95
                         CLASS A               CLASS B
                       NAV      MOP         NAV     W/CDSC
1 year                7.72%     2.61%      6.92%     1.92%
Since inception       1.14%    (1.52)%     0.38%    (1.64)%
----------------------------------------------------------

ECONOMIC/MARKET OVERVIEW

     Although tax reform discussions in Washington have had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of North Carolina municipal bonds. Also, the U.S. economy has gradually slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.

     North Carolina's economy remains strong, as demonstrated by its unemployment rate of 4.0%. In fact, your state's unemployment rate is the lowest of the 11 largest industrial states.

     The state has proposed an $800 million general obligation issue for highway maintenance and a $500 million state-wide issue for school construction. If approved, the new bonds will increase the relatively low supply of North Carolina municipal bonds currently in circulation. If supply increases without a corresponding pick up in demand, there could be a negative impact on prices.


                                     [PHOTO]
                              John A. McNeice, Jr.
                                    President


INVESTMENT STRATEGY

     On July 31, the Fund owned 57 individual issues in 15 public sectors. Almost 100% of the securities in the portfolio were rated investment grade, with approximately 56% rated AAA, the highest quality rating available.

     We remain cautiously optimistic about North Carolina's municipal bond market. Although we will monitor the tax reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/s/ John A. McNeice, Jr.
------------------------
John A. McNeice, Jr.
President
September 13, 1995

     A portion of the Fund's income may be subject to the alternative minimum tax.

     The 30-day SEC yield on July 31, 1995, of 5.46% for Class A shares and 4.99% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

     If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.61%, and the yield for Class B shares would have been 4.09%. Taxable-equivalent yields are based on the maximum 44.28% combined federal and state personal income tax rate.

     Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 4.00%.

     Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO  (unaudited, in thousands)  JULY 31, 1995

MUNICIPAL BONDS - 99.1%                                          PAR      VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 6.0%
Charlotte Certificates of Participation:
 Cityfair Parking Facility Project,
 Series A,
          6.125%    06/01/10  ............................     $  430     $  435
 Law Project, Series 1993-B,
          5.375%    06/01/13  ............................        700        669
Durham County Certificates of Participation,
 Hospital and Office Project,
          6.000%    05/01/14  ............................      1,000      1,011
                                                                          ------
                                                                           2,115
--------------------------------------------------------------------------------
CONSTRUCTION - 1.3%
BUILDING CONSTRUCTION - 1.3%
Haywood County Industrial Facilities
 Pollution Control Authority, Champion
 International Corp., Series 1993,
          5.500%    10/01/18  ............................        500        450
--------------------------------------------------------------------------------
EDUCATION - 4.3%
East Carolina University:
 Series 1993,
          5.500%    05/01/17  ............................      1,095      1,027
 Series 1994,
          6.200%    11/01/15  ............................        475        488
                                                                          ------
                                                                           1,515
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 18.9%
Commonwealth of Puerto Rico,
 Public Building Authority:
 Series 1993,
          5.250%    07/01/18  ............................        700        632
 Series 1993-M,
          5.500%    07/01/21  ............................        900        822
 Series 1994,
          6.500%    07/01/23  ............................        500        523
Lincoln County, Series 1994,
          5.100%    06/01/10  ............................        850        799
Mecklenburg County General Obligation:
 Series 1993,
          5.000%    04/01/08  ............................      1,000        971
 Series 1994,
          5.500%    04/01/12  ............................      1,000        993
Onslow County,
          5.700%    03/01/16  ............................        500        488
Orange County,
          5.500%    02/01/14  ............................        490        467
State of North Carolina, Series 1994-A,
          4.750%    02/01/13  ............................      1,000        901
                                                                          ------
                                                                           6,596
--------------------------------------------------------------------------------
HEALTH - 17.7%
HOSPITALS - 17.7%
Charlotte-Mecklenburg Hospital Authority,
          6.250%    01/01/20  ............................      1,000      1,023
Craven Regional Medical Authority,
          5.500%     10/01/23(a)  ........................        600        552
Lincoln County,
          9.000%     05/01/07  ...........................        300        330
New Hanover County Regional
 Medical Center, Series 1993,
          4.750%     10/01/13  ...........................        500        436
State Medical Care Commission:
 Alamance Health Services Project,
          5.500%     08/15/24  ...........................        500        453
 Memorial Mission Hospital,
  Series 1993,
          5.500%     10/01/18  ...........................        100         92
 Moore Regional Hospital, Series 1993,
          5.000%     10/01/18  ...........................        750        632
 Presbyterian Health Services Corp.,
  Series 1993:
          5.500%     10/01/14  ...........................        970        928
          5.500%     10/01/20  ...........................        360        337
 St. Joseph's Hospital Project,
 Series 1994,
          5.100%     10/01/14  ...........................        555        495
 Wesley Long Community Hospital,
 Series 1993,
          5.250%     10/01/13  ...........................        500        459
Wake County,
          5.125%     10/01/13  ...........................        500        447
                                                                          ------
                                                                           6,184
--------------------------------------------------------------------------------
HOUSING - 9.5%
MULTI-FAMILY - 8.0%
Durham Urban Development Authority,
 Durham Hosiery Mill Project,
          7.500%     08/01/29  ...........................      1,575      1,676
Eastern Carolina Regional Housing Authority,
 Jacksonville New River Apartments,
          8.250%     09/01/14  ...........................        250        250
State Housing Finance Agency,
 Multi-family, Series 1994,
          5.450%     09/01/24  ...........................      1,000        891
                                                                          ------
                                                                           2,817
                                                                          ------
SINGLE FAMILY - 1.5%
State Housing Finance Agency,
 Single-family, Series W,
          6.450%     09/01/14  ...........................        500        508
--------------------------------------------------------------------------------
MANUFACTURING - 2.0%
PAPER PRODUCTS - 2.0%
Martin County Industrial Facilities
 & Pollution Control Authority,
 Weyerhaeuser Co., Series 1993,
          5.650%     12/01/23  ...........................        750        688
--------------------------------------------------------------------------------

See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                         PAR        VALUE
---------------------------------------------------------------------------------
PUBLIC FACILITIES IMPROVEMENT - 13.1%
Charlotte Certificates of Participation,
 Convention Facilities Project,
 Series 1993-C,
          5.250%    12/01/13 (a) .......................      $ 1,550     $ 1,443
Commonwealth of Puerto Rico, Public
 Buildings Authority, Series M,
          3.750%    07/01/16 ...........................          200         178
Cumberland County, Certificates of
 Participation, Civic Center Project,
 Series A,
          6.400%    12/01/24(a) ........................        2,000       2,075
Duplin County Certificates of
 Participation, Law Enforcement &
 Public Schools, Series 1993,
          5.250%    08/01/14 (a) .......................          100          92
Harnett County, Certificates of Participation,
          6.400%    12/01/14 ...........................          250         258
Rowan County, Certificates of Participation,
 Justice Center Project,
          6.250%    12/01/07 ...........................          500         533
                                                                          -------
                                                                            4,579
---------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 2.4%
TURNPIKE/TOLL ROAD/BRIDGE - 2.4%
Commonwealth of Puerto Rico,
 Highway & Transportation Authority:
          5.500%    07/01/09 ...........................          240         235
 Series X,
          5.250%    07/01/21 ...........................          700         614
                                                                          -------
                                                                              849
---------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATIONS (b) - 2.8%
Municipal Power Agency,
          5.500%    01/01/13 ...........................        1,000         994
---------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
Chapel Hill Certificates of
 Participation, Parking Facilities,
          6.450%    12/01/23 ...........................          500         509
---------------------------------------------------------------------------------
UTILITY - 3.4%
JOINT POWER AUTHORITY - 2.0%
State Municipal Power Agency,
 Catawba Number 1, Series 1992,
          5.750%    01/01/20 ...........................          750         713
                                                                          -------
MUNICIPAL ELECTRIC - 1.4%
Commonwealth of Puerto Rico, Power
 Authority, Series 1994-T,
          6.000%    07/01/16 ...........................          500         489
---------------------------------------------------------------------------------
WATER & SEWER - 16.2%
Buncombe County Metropolitan Sewer District,
 Series 1993-A:
          5.375%    07/01/13 (a) .......................          140         132
          5.500%    07/01/22 (a) .......................        1,150       1,080
Charlotte Water & Sewer:
 Series 1993,
          5.250%    02/01/14 ...........................          315         298
 Series 1994,
          5.800%    02/01/15 (a) .......................        1,000       1,010
Fayetteville Public Works Commission:
 Series 1993,
          4.750%    03/01/14 ...........................        1,500       1,284
 Series A,
          5.375%    03/01/20 ...........................          350         324
Mount Holly Water & Sewer System,
 Series 1993,
          4.900%    03/01/12 ...........................          120         108
Orange Water & Sewer Authority,
          5.200%    07/01/16 ...........................          500         444
Wilmington Water System, Series 1994:
          5.600%    06/01/13 ...........................          500         486
          5.700%    06/01/15 ...........................          500         488
                                                                          -------
                                                                            5,654
---------------------------------------------------------------------------------
Total investments (cost $35,256) (c)                                       34,660
---------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
---------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d) - 0.6%
Halifax County Industrial Facilities
 & Pollution Control Authority,
 Westmoreland Coal Co.,
          3.900%    12/01/19 ..........................          100         100
WY City of Green River,
          3.800%    06/01/99 ..........................          100         100
---------------------------------------------------------------------------------
Total short-term obligations                                                 200
---------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.3%                                       112
---------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $34,972
---------------------------------------------------------------------------------

Notes to investment portfolio:

(a) These securities, or a portion thereof, with a total market value of $5,346, are being used to collateralize open futures contracts.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, soley for the payment of the interest and principal.

(c)  Cost for federal income tax purposes is $35,284.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specific dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.



Short futures contracts open at July 31, 1995:

                        Par value                              Unrealized
                         covered         Expiration           depreciation
        Type           by contracts         month              at 7/31/95
--------------------------------------------------------------------------
   Treasury bond         $ 3,100          September             $  (117)
--------------------------------------------------------------------------


See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
-------------------------------------------------------------------------------
ASSETS
Investments at value (cost $35,256).................................    $34,660
Short-term obligations..............................................        200
                                                                        -------
                                                                         34,860
Receivable for:
   Interest..................................    $  536
   Fund shares sold..........................        44
Deferred organization expenses...............        19
Other                                                14                     613
                                                                        -------
         Total assets...............................................     35,473

LIABILITIES
Payable for:
   Fund shares repurchased...................       311
   Distributions.............................       152
   Variation margin on futures...............        16
Payable to Adviser...........................        15
Accrued:
   Deferred Trustee fees.....................         1
   Other.....................................         6
                                                 ------
         Total liabilities..........................................        501
                                                                        -------

Net assets..........................................................    $34,972
                                                                        =======

Net asset value & redemption price per share -
    Class A ($16,001/2,314).........................................    $  6.92
                                                                        =======

Maximum offering price per share - Class A
   ($6.92/0.9525)...................................................    $  7.27 (a)
                                                                        =======

Net asset value & offering price per share -
    Class B ($18,971/2,743).........................................    $  6.92 (b)
                                                                        =======

COMPOSITION OF NET ASSETS
   Capital paid in..................................................    $36,783
   Undistributed net investment income..............................         13
   Accumulated net realized loss....................................     (1,111)
   Net unrealized depreciation on:
     Investments....................................................       (596)
     Open futures contracts.........................................       (117)
                                                                        -------
                                                                        $34,972
                                                                        =======


STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
-------------------------------------------------------------------------------
INVESTMENT INCOME
Interest............................................................    $ 1,002

EXPENSES
Management fee...............................    $  92
Service fee..................................       21
Distribution fee - Class B...................       70
Transfer agent...............................       29
Bookkeeping fee..............................       14
Trustees fees................................        3
Custodian fee................................        2
Audit fee....................................        5
Legal fee....................................        4
Registration fees............................        7
Reports to shareholders......................        2
Amortization of deferred
  organization expenses......................        3
Other........................................        1
                                                 -----
                                                   253
Fees and expenses waived or borne
  by the Adviser.............................     (145)                     108
                                                 -----                  -------
        Net investment income.......................................        894
                                                                        -------


NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments................................      (63)
  Closed futures contracts...................     (613)
                                                 -----
     Net realized loss..............................................       (676)
Net unrealized appreciation
   during the period on:
  Investments................................    1,757
  Open futures contracts.....................       42
                                                ------
     Net unrealized appreciation....................................      1,799
                                                                        -------
        Net gain....................................................      1,123
                                                                        -------
Net increase in net assets from
   operations.......................................................    $ 2,017
                                                                        =======

(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

------------------------------------------------------------------------------------------
                                                              (unaudited)
                                                               Six months         Year
                                                                 ended            ended
                                                                July 31         January 31
                                                              -----------       ----------
                                                                 1995              1995
                                                              -----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income ..............................        $    894         $  1,603
   Net realized loss ..................................            (676)            (392)
   Net unrealized appreciation (depreciation) .........           1,799           (2,626)
                                                               --------         --------
         Net increase (decrease) from operations ......           2,017           (1,415)

Distributions
   From net investment income - Class A ...............            (439)            (889)
   From net investment income - Class B ...............            (459)            (707)
                                                               --------         --------
                                                                  1,119           (3,011)
                                                               --------         --------
Fund share transactions
   Receipts for shares sold - Class A .................           2,479            7,134
   Value of distributions reinvested - Class A ........             253              560
   Cost of shares repurchased - Class A ...............          (1,430)          (5,510)
                                                               --------         --------
                                                                  1,302            2,184
                                                               --------         --------

   Receipts for shares sold - Class B .................           2,008           10,193
   Value of distributions reinvested - Class B ........             239              420
   Cost of shares repurchased - Class B ...............          (1,054)          (2,072)
                                                               --------         --------
                                                                  1,193            8,541
                                                               --------         --------
         Net increase from Fund share transactions ....           2,495           10,725
                                                               --------         --------

               Total increase .........................           3,614            7,714

NET ASSETS
   Beginning of period ................................          31,358           23,644
                                                               --------         --------
   End of period (including undistributed net invest-
    ment income of $13 and $12, respectively)..........        $ 34,972         $ 31,358
                                                               ========         ========

NUMBER OF FUND SHARES
   Sold - Class A .....................................             358            1,035
   Issued for distributions reinvested - Class A ......              36               83
   Repurchased - Class A ..............................            (205)            (821)
                                                               --------         --------
                                                                    189              297
                                                               --------         --------

   Sold - Class B .....................................             290            1,500
   Issued for distributions reinvested - Class B ......              34               63
   Repurchased - Class B ..............................            (152)            (317)
                                                               --------         --------
                                                                    172            1,246
                                                               --------         --------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
     In the opinion of management of Colonial North Carolina Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
-------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES
     The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
-------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased or sold.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
     The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
-------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
     All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
-------------------------------------------------------------------------------
FEDERAL INCOME TAXES
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
-------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES
     The Fund incurred $31,806 of expenses in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.
-------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
     Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
     The Fund declares and records distributions daily and pays monthly.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
     Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:

  Average Net Assets        Annual Fee Rate
----------------------    -------------------
  First  $1 billion              0.55%
  Next   $1 billion              0.50%
  Over   $2 billion              0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
     The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
     Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
     Colonial Investment Services, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $5,453 on sales of the Fund's Class A shares and received contingent deferred sales charges
(CDSC) of $9,082 on Class B share redemptions.

     The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

      Valuation of shares                 Annual
   outstanding on the 20th of               Fee
  each month which were issued             Rate
--------------------------------          ------
Prior to November 30, 1994......           0.10%
On or after December 1, 1994....           0.25%

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
     The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.10% annually of the Fund's average net assets.
     Effective August 1, 1995, and until further notice, the expense limit changed to 0.30% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
     The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
-------------------------------------------------------------------------------

NOTE 4.  PORTFOLIO INFORMATION
     During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $2,267,720 and $419,702, respectively.

     Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for federal income tax purposes, was:

  Gross unrealized appreciation.................................... $   533,022
  Gross unrealized depreciation....................................  (1,156,789)
                                                                    -----------
Net unrealized depreciation........................................ $  (623,767)
                                                                    ===========

--------------------------------------------------------------------------------

CAPITAL LOSS CARRYFORWARDS

     At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains, were approximately as follows:


         Year of            Capital loss
        expiration          carryforward
        ----------          ------------
           2003...........    $230,000
                              --------

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed, since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 3,755,211 voted for the new Management Agreement, 15,845 voted against and 66,588 abstained. Of the shares of beneficial interest outstanding that abstained, there were no broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
-----------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED                       YEAR ENDED               PERIOD ENDED
                                                       JULY 31                      JANUARY 31                JANUARY 31
                                               -----------------------         --------------------      --------------------
                                                         1995                          1995                     1994(b)
                                               -----------------------         --------------------      --------------------
                                               CLASS A         CLASS B         CLASS A      CLASS B      CLASS A      CLASS B
                                               -------         -------         -------      -------      -------      -------
Net asset value - Beginning of period.......   $ 6.680         $ 6.680         $ 7.500      $ 7.500      $ 7.500      $ 7.500
                                               -------         -------         -------      -------      -------      -------
Income (loss) from investment operations:
   Net investment income (a)................     0.196           0.170           0.396        0.345        0.164        0.141
   Net realized and unrealized
     gain(loss) on investments..............     0.241           0.241          (0.822)      (0.822)          --           --
                                               -------         -------         -------      -------      -------      -------
       Total from investment operations.....     0.437           0.411          (0.426)      (0.477)       0.164        0.141
                                               -------         -------         -------      -------      -------      -------
Less distributions declared to shareholders:
   From net investment income...............    (0.197)         (0.171)         (0.394)      (0.343)      (0.164)      (0.141)
                                               -------         -------         -------      -------      -------      -------
Net asset value - End of period.............   $ 6.920         $ 6.920         $ 6.680      $ 6.680      $ 7.500      $ 7.500
                                               =======         =======         =======      =======      =======      =======
Total return (c)(d).........................     6.55% (e)       6.16% (e)       (5.55)%      (6.27)%      2.22% (e)    1.90% (e)
                                               =======         =======         =======      =======      =======      =======
Ratios to average net assets:
   Expenses.................................     0.22% (f)(g)    0.97% (f)(g)    0.12% (f)    0.87% (f)    0.10% (g)    0.85% (g)
   Net investment income....................     5.63% (g)       4.88% (g)       5.83%        5.08%        4.91% (g)    4.16% (g)
   Fees and expenses waived
     or borne by the Adviser................     0.85% (g)       0.85% (g)       0.93%        0.93%        1.20% (g)    1.20% (g)
Portfolio turnover..........................        3% (g)          3% (g)         37%          37%           1% (g)       1% (g)
Net assets at end of period
   (000)....................................   $16,001         $18,971         $14,189      $17,169      $13,710      $ 9,934

(a)  Net of fees and expenses
     waived or borne by the
     Adviser which amounted
     to.....................................   $0.030          $0.030           $0.063       $0.063       $0.040       $0.040

(b)  The Fund commenced investment operations on September 1, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  Includes the service fee of 0.12% (annualized) for the period ended
     July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.
(g)  Annualized.


-------------------------------------------------------------------------------

ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report represents the Fund's primary investment focus on municipal bonds.

-------------------------------------------------------------------------------

Colonial North Carolina Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

SHAREHOLDER SERVICES AND TRANSFER AGENT

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

This report has been prepared for shareholders of Colonial North Carolina Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives, and operating policies of the Fund.

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
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COLONIAL
MUTUAL FUNDS

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NORTH CAROLINA
TAX-EXEMPT FUND

------------------------------------------------------

SEMIANNUAL REPORT
JULY 31, 1995






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COLONIAL
MUTUAL FUNDS



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COLONIAL INVESTMENT SERVICES, INC. (C)1995
One Financial Center, Boston, Massachusetts 02111-2621
NC-03/199B-0795